Related Party Transactions - Additional Information (Detail) - Hawkill Group [Member] - USD ($) $ in Millions	Dec. 12, 2018	Sep. 30, 2018
Arrangements monthly fee	$ 0.1
Total contract fee	$ 0.5	$ 0.6
Payment of related party		$ 0.1
Ownership on Related party	30.00%